10. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		92 Months Ended	101 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Interest expense related party			$ 1,470		$ 2,001
Officers compensation	62,528	58,899	187,585	176,787	237,134	267,120	1,840,648	2,028,233
Repayment of debt			0	150,000	150,000	0	150,000	150,000
Accounts payable and accrued expenses - related party	75,432		75,432		97,138		97,138	75,432
Principal stockholder
Amount due to related party	711,772		711,772		669,184		669,184	711,772
Interest expense related party					2,001
Loan from officer
Amount due to related party	65,292		65,292		66,000		66,000	65,292
Interest expense related party					$ 1,508